DEFERRED TAX ASSETS AND INCOME TAXES - Components of provision for income taxes attributable to income before taxes (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current
Non-US	$ (2,392)	(15,058)	(21,050)	(29,404)
US	(216)	(1,358)	(1,179)	(192)
Deferred
US
Non-US	326	2,053	895	3,282
Income taxes	$ (2,282)	(14,363)	(21,334)	(26,314)